Trade receivables - Summary of Trade and Other Receivables Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Trade Receivables [Line Items]
Trade receivables	$ 64,855	$ 52,446
Current	52,519	44,122
Non-current	11,384	7,415
Trade receivables [member]
Summary of Trade Receivables [Line Items]
Trade receivables	63,903	51,537
Expected credit losses	(952)	(909)	$ (808)	$ (1,147)
Trade receivables [member] | Gross carrying amount [Member]
Summary of Trade Receivables [Line Items]
Trade receivables	$ 64,855	$ 52,446